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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 03-31-11

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  04-28-11
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $1117368
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101     2627    28096 SH       Sole                    28096
AMGEN                          COM              031162100      573    10722 SH       Sole                    10722
APPLE COMPUTER                 COM              037833100      697     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104      274    60862 SH       Sole                    60862
AUTOMATIC DATA PROCESSING      COM              053015103    71610  1395626 SH       Sole                  1395626
BAKER HUGHES                   COM              057224107     1113    15156 SH       Sole                    15156
BERKSHIRE HATHAWAY CL A        COM              084670108     2130       17 SH       Sole                       17
BERKSHIRE HATHAWAY INC         COM              084670702      322     3850 SH       Sole                     3850
C H ROBINSON WORLDWIDE         COM              12541W209    92096  1242357 SH       Sole                  1242357
CENOVUS ENERGY INC             COM              15135U109    41172  1045497 SH       Sole                  1045497
CISCO SYS                      COM              17275R102      302    17622 SH       Sole                    17622
CME GROUP                      COM              12572Q105    71898   238428 SH       Sole                   238428
COCA COLA                      COM              191216100     5752    86698 SH       Sole                    86698
DANAHER                        COM              235851102     2533    48796 SH       Sole                    48796
DISNEY WALT                    COM              254687106      343     7970 SH       Sole                     7970
DONALDSON                      COM              257651109    72813  1188006 SH       Sole                  1188006
E M C                          COM              268648102      212     8000 SH       Sole                     8000
EXPRESS SCRIPTS                COM              302182100   116550  2095851 SH       Sole                  2095851
EXXON MOBIL                    COM              30231G102    62663   744835 SH       Sole                   744835
FLOWERS FOODS                  COM              343498101      212     7776 SH       Sole                     7776
GEN-PROBE INC                  COM              36866T103    52696   794210 SH       Sole                   794210
GENERAL ELECTRIC               COM              369604103      599    29880 SH       Sole                    29880
GENERAL MILLS                  COM              370334104      336     9200 SH       Sole                     9200
GILEAD SCIENCES                COM              375558103     1805    42500 SH       Sole                    42500
HUBBELL CLASS B                COM              443510201      655     9222 SH       Sole                     9222
IDEXX LABS                     COM              45168d104    32594   422095 SH       Sole                   422095
INTEL                          COM              458140100    63813  3162183 SH       Sole                  3162183
INTL BUSINESS MACHINES         COM              459200101     1874    11492 SH       Sole                    11492
JOHNSON & JOHNSON              COM              478160104     2641    44574 SH       Sole                    44574
LATTICE INC                    COM              518414107        3    10500 SH       Sole                    10500
LEUCADIA NATIONAL              COM              527288104      755    20125 SH       Sole                    20125
MAXIM INTERGRATED PRODS        COM              57772K101      502    19602 SH       Sole                    19602
MERCK & CO INC NEW             COM              58933Y105     3377   102312 SH       Sole                   102312
METTLER - TOLEDO INTL          COM              592688105    69955   406714 SH       Sole                   406714
MICROSOFT                      COM              594918104      265    10450 SH       Sole                    10450
ORACLE                         COM              68389x105      351    10500 SH       Sole                    10500
PATTERSON COMPANIES            COM              703395103    40793  1267265 SH       Sole                  1267265
PEPSICO                        COM              713448108     2222    34500 SH       Sole                    34500
PLANTRONICS NEW                COM              727493108      220     6000 SH       Sole                     6000
PROCTER & GAMBLE               COM              742718109      678    11000 SH       Sole                    11000
SCHLUMBERGER LTD               COM              806857108      764     8190 SH       Sole                     8190
SGS SA                         COM              482477007     7193     4025 SH       Sole                     4025
STATE STREET                   COM              857477103      629    14000 SH       Sole                    14000
STREETTRACKS GOLD TR           COM              78463v107      226     1615 SH       Sole                     1615
STRYKER                        COM              863667101    53663   882611 SH       Sole                   882611
TECHNE CORP                    COM              878377100    49846   696264 SH       Sole                   696264
THOMAS & BETTS                 COM              884315102      251     4225 SH       Sole                     4225
V F                            COM              918204108      313     3175 SH       Sole                     3175
VARIAN MEDICAL SYSTEMS         COM              92220P105    73899  1092528 SH       Sole                  1092528
VERISK ANALYTICS INC-CL A      COM              92345y106    31185   951932 SH       Sole                   951932
WAL MART STORES                COM              931142103      440     8449 SH       Sole                     8449
WESTERN UNION                  COM              959802109      299    14400 SH       Sole                    14400
WHITING PETE                   COM              966387102     1359    18500 SH       Sole                    18500
XILINX                         COM              983919101     1574    48000 SH       Sole                    48000
SSGA CASH MGMT EURO FD GLBL SH                  034113902      245 172788.950SH      Sole               172788.950
INGERSOLL-RAND CO PLC          ADR              G47791101      290     6000 SH       Sole                     6000
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      388     5323 SH       Sole                     5323
SGS SA ADR                     ADR              818800104    56997  3180659 SH       Sole                  3180659
SONOVA HOLDINGS ADR            ADR              83569c102    15780   878635 SH       Sole                   878635
REPORT SUMMARY                 59 DATA RECORDS             1117368            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


